Financial risk management - Additional information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial risk management
Undrawn borrowing facilities		$ 13,000
Maximum
Financial risk management
Undrawn borrowing facilities	$ 15,110